NORTHQUEST CAPITAL FUND, INC.
                               16 Rimwood Lane
                             Colts Neck, NJ 07722


September 17, 2004                                            File Numbers:
                                                              333-63416
                                                              811-10493

Securities & Exchange Commission
Judiciary Plaza
450 Fifth Street
Washington D.C.  20949

RE: Fund proposes a revision in section "Custody of Investments" and a new section "Market Timing Policy".

Dear SEC Gentlepersons:

The Fund is submitting this Post-Effective Amendment filing type 485 APOS in an attempt to change from operating as a self-custodian of its securities under Rule 17f(2) to Rule 17f(4). This revision to our Prospectus (pg 8) is being requested because it would allow the Fund to operate more efficiently and with more safety. SEC comments are earnestly solicited for consideration before the change is instituted.

The following changes and advantages to our operation would accrue:

      1. Stock certificates would no longer be required (AT&T does not issue its own stock certificates). This would eliminate any handling of stock certificates by Fund personnel.
      2. The cost to the Fund of procuring stock certificates would be eliminated.
      3. The expense and inconvenience of leasing and visiting a bank's safe-deposit box every time an investment security is purchased or sold is eliminated.
      4. The Fund's auditor at year-end would now contact the brokerage firms, which hold the Fund's investment information in street name, for con-firmation of the Fund's current holdings. This would eliminate the necessity of him personnally fingering the Fund's stock certificates.
      5. In house audits by the SEC staff would be simplified because the SEC auditors in turn would not have to finger the Fund's securities and check the Fund's methodology for handling its investment securities.

The Fund's shareholders will benefit from this change of operation. Custody ex-penses will decrease and the risks associated with transporting stock certifi-cates will be eliminated. The Fund awaits your comments and suggestions.

A new section called "Market Timing Policy" has also been added to our proposed Prospectus (pg 9) for your consideration and comments. It is being presented in an effort to comply with SEC mutual fund rules concerning compliance programs given in Rule 38a-1 of the Investment Company Act of 1940 as revised.

Sincerely,


By: /s/ Peter J. Lencki
        President

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